Disclosure of detailed information about change in the fair value of warrants (Details) - Warrants denominated in a foreign currency [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Fair value of warrants, beginning of period	$ 0	$ 0	$ 3,633
Change in fair value of warrants	0	0	(3,633)
Fair value of warrants, end of period	$ 0	$ 0	$ 0